Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 12,835	$ 16,731
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	12,722	16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	27	36
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	12,749	16,054
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	16,888	20,803
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	157	192
PCI Loans UPB [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	17,045	20,995
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,014	4,292
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	37	46
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,051	4,338
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,086	3,001
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	20	26
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,106	3,027
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,393	3,972
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	24	35
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,417	4,007
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,242	3,170
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	29	37
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,271	3,207
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,779	1,767
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	23	24
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,802	1,791
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	933	962
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	12	15
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	945	977
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	468	254
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	6	4
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	474	258
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	2,973	3,385
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	6	5
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 2,979	$ 3,390